CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Share capital	Share premium [member]	Treasury Shares Member	Reserve to acquisition of non - controlling interest [member]	Retained earnings/(losses)	Translation differences	Cash flow/net investment hedge	Stock-based compensation	Non-controlling interests [member]	Total owners of the parent company
Equity at beginning of period at Dec. 31, 2015	$ 397,791,000	$ 48,000	$ 639,435,000	$ 0	$ 0	$ (53,663,000)	$ (209,224,000)	$ 18,629,000	$ 2,566,000	$ 0	$ 397,791,000
Comprehensive income/(loss) for the year	32,744,000	0	0	0	0	65,000	15,695,000	16,892,000	0	92,000	32,652,000
Loss for the year	151,000	0	0	0	0	65,000	0	0	0	86,000	65,000
Other comprehensive income/(loss)	32,593,000	0	0	0	0	0	15,695,000	16,892,000	0	6,000	32,587,000
Reserve for acquisition of non - controlling interest	(1,057,000)	0	0	0	(1,057,000)	0	0	0	0	0	(1,057,000)
Stock-based compensation	1,535,000	0	0	0	0	0	0	0	1,535,000	0	1,535,000
Non-controlling interest	(810,000)	0	0	0	0	0	0	0	0	(810,000)	0
Equity at end of period at Dec. 31, 2016	430,203,000	48,000	639,435,000	0	(1,057,000)	(53,598,000)	(193,529,000)	35,521,000	4,101,000	(718,000)	430,921,000
Comprehensive income/(loss) for the year	(16,561,000)	0	0	0	0	(16,790,000)	23,466,000	(25,927,000)	0	2,690,000	(19,251,000)
Loss for the year	(13,568,000)	0	0	0	0	(16,790,000)	0	0	0	3,222,000	(16,790,000)
Other comprehensive income/(loss)	(2,993,000)	0	0	0	0	0	23,466,000	(25,927,000)	0	(532,000)	(2,461,000)
Reserve for acquisition of non - controlling interest	(22,474,000)	0	0	0	(22,474,000)	0	0	0	0	0	(22,474,000)
Dividends	24,479,000	0	0	0	0	(24,147,000)	0	0	0	(332,000)	(24,147,000)
Stock-based compensation	3,314,000	0	0	0	0	0	0	0	3,314,000	0	3,314,000
Non-controlling interest	7,836,000	0	0	0	0	0	0	0	0	7,836,000	0
Equity at end of period at Dec. 31, 2017	377,839,000	48,000	639,435,000	0	(23,531,000)	(94,535,000)	(170,063,000)	9,594,000	7,415,000	9,476,000	368,363,000
Reserve for acquisition of non-controlling interest	(23,531,000)
Comprehensive income/(loss) for the year	(69,459,000)	0	0	0	0	18,540,000	(87,059,000)	(1,190,000)	0	251,000	(69,709,000)
Loss for the year	20,486,000	0	0	0	0	18,540,000	0	0	0	1,946,000	18,540,000
Other comprehensive income/(loss)	(89,945,000)	0	0	0	0	0	(87,059,000)	(1,190,000)	0	(1,695,000)	(88,249,000)
Compensation of retained losses	0	0	(24,147,000)	0	0	24,147,000	0	0	0	0	0
Increase of share capital	1,000	1,000	0	0	0	0	0	0	0	0	1,000
Dividends	1,186,000	0	0	0	0	0	0	0	0	(1,186,000)	0
Stock-based compensation	5,551,000	0	0	0	0	0	0	0	5,551,000	0	5,551,000
IPO Proceeds, gross	0
Non controlling interest participation	0	0	0	0	0	0	0	0	0	0	0
Aquisition of treasury shares	(8,178,000)	0	0	(8,178,000)	0	0	0	0	0	0	(8,178,000)
Monetary correction caused by hyperinflation	35,524,000	0	0	0	0	35,524,000	0	0	0	0	35,524,000
Equity at end of period at Dec. 31, 2018	340,092,000	$ 49,000	$ 615,288,000	$ (8,178,000)	$ (23,531,000)	$ (16,325,000)	$ (257,121,000)	$ 8,404,000	$ 12,966,000	$ 8,541,000	$ 331,551,000
Reserve for acquisition of non-controlling interest	$ (23,531,000)